Property, equipment and software, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
10.	Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	As of December 31,
	2017	2018
	RMB	RMB
Equipment	44,370	51,904
Leasehold improvements	28,299	30,701
Servers	36,896	36,151
Office furniture, vehicles and logistics equipment	20,999	20,125
Portable power banks and charging boxes	383,031	691,596
Software	9,157	8,487
Building	118,276	119,066
Total	641,028	958,030
Less: Accumulated depreciation	(124,446)	(248,253)
Net book value	516,582	709,777

Depreciation expenses for the years ended December 31, 2016, 2017 and 2018 were RMB29,292, RMB50,891 and RMB151,574, respectively.